Stock And Unit-Based Compensation (Tables) - OAK Street Health Inc and Affiliates [Member]	9 Months Ended
Sep. 30, 2020
Summary of Stock Option Activity

The following is a summary of stock option activity transactions as of and for the periods ended September 30, 2020 and December 31, 2019:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding, December 31, 2019	-
Conversion	14,313,416	$21.00
Granted	629,809	21.17
Exercised	(2,831)	21.00
Cancelled	(19,113)	21.00
Outstanding, September 30, 2020	14,921,281	$21.01	9.85	$484,030

Options exercisable as of September 30, 2020	1,763,506	$21.00	9.85	$57,208

Schedule Of Profits Interests Award

The following is a summary of profits interests transactions as well as the profits interests outstanding and their corresponding hurdle values as of and for the periods ended September 30, 2020 and December 31, 2019:

	Profits Interests	Weighted- Average Grant Date Fair Value
Outstanding, December 31, 2018	1,454,148	$2.35
Granted	496,763	42.35
Vested	193,375	2.32
Forfeited/Repurchased	(40,115)	5.74
Outstanding, December 31, 2019	1,910,796	12.68
Granted	1,095,067	55.03
Vested	271,710	4.79
Forfeited/Repurchased	(60,947)	9.75
Conversion	(2,944,916)	28.49
Outstanding, September 30, 2020	-	-
Vested outstanding, September 30, 2020	-	-
Vested outstanding, December 31, 2019	389,531

As of September 30, 2020		As of December 31, 2019
Units Outstanding	Hurdle Value	Units Outstanding	Hurdle Value
-	$265,158	111,076	$234,834
-	346,107	160,492	306,706
-	386,277	45,275	342,451
-	685,350	265,374	608,955
-	782,361	462,292	645,000
-	922,500	521,225	697,700
-	1,582,500	345,062	1,310,000
-		1,910,796

RSA [Member]
Summary of Restricted Stock Awards (RSA) Activity

The following is a summary of RSA transactions as of and for the periods ended September 30, 2020 and December 31, 2019:

	Unvested Shares	Grant Date Fair Value

Unvested, December 31, 2019	-
Conversion	22,612,472	$11.44
Granted	-
Vested	(336,809)	2.94
Cancelled and forfeited	(41,651)	12.89
Unvested, September 30, 2020	22,234,012	$11.57

RSU [Member]
Summary of Restricted Stock Awards (RSA) Activity

The following is a summary of RSU transactions as of and for the periods ended September 30, 2020 and December 31, 2019:

	Unvested Shares	Grant Date Fair Value

Unvested, December 31, 2019	-
Conversion	-
Granted	148,876	$22.29
Vested	-
Cancelled and forfeited	-
Unvested, September 30, 2020	148,876	$22.29